Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Money-Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	With respect to Classes A and J shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities, and the U.S. government. Such instruments include certificates of deposit, banker’s acceptances, commercial paper, treasury bills, bonds, repurchase agreements, and shares of other money market funds. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund’s assets may rise or fall.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is generally unsecured, is susceptible to changes in interest rates and the issuer’s financial condition or credit quality. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding obligations. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	 Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund May Impose Fees Or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	 The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
RIsk Not Insured [Text]	rr_RiskNotInsured	 An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	 The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above:Q4 20220.83%Lowest return for a quarter during the period of the bar chart above:Q2 20220.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>For the periods ended December 31, 2022
Money-Market Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 151
3 years	rr_ExpenseExampleYear03	169
5 years	rr_ExpenseExampleYear05	298
10 years	rr_ExpenseExampleYear10	673
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	169
5 years	rr_ExpenseExampleNoRedemptionYear05	298
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 673
2013	rr_AnnualReturn2013	none
2014	rr_AnnualReturn2014	none
2015	rr_AnnualReturn2015	none
2016	rr_AnnualReturn2016	0.04%
2017	rr_AnnualReturn2017	0.62%
2018	rr_AnnualReturn2018	1.57%
2019	rr_AnnualReturn2019	1.88%
2020	rr_AnnualReturn2020	0.38%
2021	rr_AnnualReturn2021	none
2022	rr_AnnualReturn2022	1.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	1.24%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	0.57%
Money-Market Fund | Class J
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
1 year	rr_ExpenseExampleYear01	$ 150
3 years	rr_ExpenseExampleYear03	190
5 years	rr_ExpenseExampleYear05	342
10 years	rr_ExpenseExampleYear10	784
1 year	rr_ExpenseExampleNoRedemptionYear01	50
3 years	rr_ExpenseExampleNoRedemptionYear03	190
5 years	rr_ExpenseExampleNoRedemptionYear05	342
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 784
1 Year	rr_AverageAnnualReturnYear01	0.26%
5 Years	rr_AverageAnnualReturnYear05	0.97%
10 Years	rr_AverageAnnualReturnYear10	0.55%
Money-Market Fund | Bloomberg U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	0.78%

[1]	Principal Funds Distributor, Inc. (the “Distributor”) has contractually agreed to limit the distribution fees attributable to Class J. The waiver will reduce the Fund's distribution fees by 0.15%. It is expected that the fee waiver will continue through the period ending February 29, 2024; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
[2]	Principal Global Investors, LLC (“PGI”), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A shares. It is expected that the expense limit will continue through the period ending February 29, 2024; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.